Income Tax (Details 2) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Deferred tax assets	$ 80,670	$ 60,132	$ 54,127
Deferred tax liabilities
Deferred Tax Liabilities, Net	3,843,379	3,912,575	3,369,036
Net deferred tax liability	3,843,379	3,912,575	3,369,036
BSACV [Member]
Deferred tax assets
Deferred tax assets	81,865	60,266	54,221
Deferred tax liabilities
Deferred Tax Liabilities, Net	1,195	134	94
Net deferred tax assets	80,670	60,132	54,127
Accounts payables [Member]
Deferred tax assets
Deferred tax assets	1,170,771	964,676	1,093,145
Accounts payables [Member] | BSACV [Member]
Deferred tax assets
Deferred tax assets	16,404	831	764
Employee benefits [Member] | BSACV [Member]
Deferred tax assets
Deferred tax assets	45,519	42,221	32,572
PTU payable [Member] | BSACV [Member]
Deferred tax assets
Deferred tax assets	12,917	12,700	9,516
Accounts receivables [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	421,191	438,146	382,585
Accounts receivables [Member] | BSACV [Member]
Deferred tax assets
Deferred tax assets	0	0	404
Tax loss carryforwards [Member]
Deferred tax assets
Deferred tax assets	22,013	676	1,081
Tax loss carryforwards [Member] | BSACV [Member]
Deferred tax assets
Deferred tax assets	0	2,760	10,236
Property, plant and equipments [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	2,428,358	2,566,002	2,356,509
Property, plant and equipments [Member] | BSACV [Member]
Deferred tax assets
Deferred tax assets	0	0	490
Deferred tax liabilities
Deferred Tax Liabilities, Net	59	82	0
Prepaid expenses [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	392,800	302,958	353,166
Prepaid expenses [Member] | BSACV [Member]
Deferred tax assets
Deferred tax assets	1,136	52	94
Other provision [Member]
Deferred tax assets
Deferred tax assets	54,020	24,049	6,606
Other provision [Member] | BSACV [Member]
Deferred tax assets
Deferred tax assets	7,025	1,754	239
Goodwill in deferred tax assets [Member]
Deferred tax assets
Deferred tax assets	7,562	19,846	22,326
Derivative financial instruments [Member]
Deferred tax assets
Deferred tax assets	0	0	859
Deferred tax liabilities
Deferred Tax Liabilities, Net	253,898	1,826	0
Inventories in deferred tax liabilities [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	$ 1,601,498	$ 1,612,890	$ 1,400,793